Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Revenue	₩ 64,785,709	₩ 65,154,636	₩ 60,186,867
Cost of sales	(58,462,100)	(57,129,060)	(51,915,597)
Gross profit	6,323,609	8,025,576	8,271,270
Selling and administrative expenses
Reversal of (Impairment loss) on trade accounts and notes receivable	28,105	(74,781)	(173,694)
Other administrative expenses	(2,041,286)	(1,985,755)	(2,003,106)
Selling expenses	(368,318)	(369,245)	(1,557,277)
Other operating income and expenses
Impairment loss on other receivables	(80,323)	(63,092)	(98,177)
Other operating income	450,891	523,586	448,481
Other operating expenses	(1,089,965)	(2,014,462)	(691,376)
Operating profit	3,222,713	4,041,827	4,196,121
Share of profit of equity-accounted investees, net	273,741	112,635	10,540
Finance income and costs
Finance income	1,872,143	1,705,970	2,372,667
Finance costs	(2,242,063)	(2,244,416)	(2,484,277)
Profit before income taxes	3,126,534	3,616,016	4,095,051
Income tax expense	(1,088,369)	(1,683,630)	(1,185,740)
Profit	2,038,165	1,932,386	2,909,311
Items that will not be reclassified subsequently to profit or loss :
Remeasurements of defined benefit plans	(117,152)	(173,489)	(47,543)
Net changes in fair value of equity investments at fair value through other comprehensive income	(10,541)	(149,188)
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	66,134	(62,732)	(217,388)
Net changes in unrealized fair value of available-for-sale investments			(31,389)
Foreign currency translation differences	208,117	(42,908)	(264,695)
Losses on valuation of derivatives	(90)	(212)	(143)
Other comprehensive income (loss), net of tax	146,468	(428,529)	(561,158)
Total comprehensive income	2,184,633	1,503,857	2,348,153
Profit attributable to :
Owners of the controlling company	1,864,405	1,711,902	2,756,230
Non-controllinginterests	173,760	220,484	153,081
Profit	2,038,165	1,932,386	2,909,311
Total comprehensive income attributable to :
Owners of the controlling company	2,027,049	1,292,785	2,184,402
Non-controllinginterests	157,584	211,072	163,751
Total comprehensive income	₩ 2,184,633	₩ 1,503,857	₩ 2,348,153
Basic and diluted earnings per share (in Won)	₩ 23,189	₩ 21,177	₩ 34,040